Investment Properties	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Investment Properties
17.	INVESTMENT PROPERTIES

For the year ended December, 2017

	Land	Buildings and Improvements	Total
	NT$	NT$	NT$

Cost

Balance at January 1, 2017	$—	$—	$—
Additions	—	186,535	186,535
Disposals	—	(342)	(342)
Reclassification	35,965	8,114,110	8,150,075
Effects of foreign currency exchange differences	—	106,482	106,482

Balance at December 31, 2017	$35,965	$8,406,785	$8,442,750

Accumulated depreciation and impairment

Balance at January 1, 2017	$—	$—	$—
Depreciation expenses	—	122,231	122,231
Disposals	—	(161)	(161)
Reclassification	—	199,745	199,745
Effects of foreign currency exchange differences	—	1,499	1,499

Balance at December 31, 2017	$—	$323,314	$323,314

Carrying amount at December 31, 2017	$35,965	$8,083,471	$8,119,436

For the year ended December, 2018

	Land	Buildings and Improvements	Total
	NT$	NT$	NT$

Cost

Balance at January 1, 2018	$35,965	$8,406,785	$8,442,750
Additions	—	125,853	125,853
Reclassification	—	14,891	14,891
Effects of foreign currency exchange differences	—	(137,739)	(137,739)

Balance at December 31, 2018	$35,965	$8,409,790	$8,445,755

Accumulated depreciation and impairment

Balance at January 1, 2018	$—	$323,314	$323,314
Depreciation expenses	—	392,667	392,667
Reclassification	—	265	265
Effects of foreign currency exchange differences	—	(8,870)	(8,870)

Balance at December 31, 2018	$—	$707,376	$707,376

Carrying amount at December 31, 2018	$35,965	$7,702,414	$7,738,379

For the year ended December, 2019

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2019	$35,965	$8,409,790	$—	$8,445,755
Adjustments on initial application of IFRS 16 (Note 3)	—	—	6,891,947	6,891,947
Adjusted balance at January 1, 2019	35,965	8,409,790	6,891,947	15,337,702
Additions	—	2,532	—	2,532
Reclassification	—	(490,130)	(21,069)	(511,199)
Disposals	—	(1,843)	—	(1,843)
Effects of foreign currency exchange differences	—	(209,980)	(303,086)	(513,066)

Balance at December 31, 2019	$35,965	$7,710,369	$6,567,792	$14,314,126

Accumulated depreciation and impairment

Balance at January 1, 2019	$—	$707,376	$—	$707,376
Adjustments on initial application of IFRS 16 (Note 3)	—	—	292,722	292,722
Adjusted balance at January 1, 2019	—	707,376	292,722	1,000,098
Depreciation expenses	—	377,536	216,574	594,110
Reclassification	—	(210,455)	543	(209,912)
Disposals	—	(1,240)	—	(1,240)
Effects of foreign currency exchange differences	—	99,354	(22,355)	76,999

Balance at December 31, 2019	$—	$972,571	$487,484	$1,460,055

Carrying amount at December 31, 2019	$35,965	$6,737,798	$6,080,308	$12,854,071

	Land	Buildings and Improvements	Right-of-use Assets	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2019	$1,202	$281,170	$—	$282,372
Adjustments on initial application of IFRS 16 (Note 3)	—	—	230,423	230,423
Adjusted balance at January 1, 2019	1,202	281,170	230,423	512,795
Additions	—	85	—	85
Reclassification	—	(16,387)	(704)	(17,091)
Disposals	—	(62)	—	(62)
Effects of foreign currency exchange differences	—	(7,020)	(10,133)	(17,153)

Balance at December 31, 2019	$1,202	$257,786	$219,586	$478,574

Accumulated depreciation and impairment

Balance at January 1, 2019	$—	$23,650	$—	$23,650
Adjustments on initial application of IFRS 16 (Note 3)	—	—	9,787	9,787
Adjusted balance at January 1, 2019	—	23,650	9,787	33,437
Depreciation expenses	—	12,622	7,241	19,863
Reclassification	—	(7,036)	18	(7,018)
Disposals	—	(41)	—	(41)
Effects of foreign currency exchange differences	—	3,322	(747)	2,575

Balance at December 31, 2019	$—	$32,517	$16,299	$48,816

Carrying amount at December 31, 2019	$1,202	$225,269	$203,287	$429,758

Right-of-use assets included in investment properties were leasehold land located in Shanghai and were subleased under operating leases.

The abovementioned investment properties were leased out for 1 to 15 years, with an option to extend for an additional years. The lease contracts contain market review clauses in the event that the lessees exercise their options to extend. The lessees do not have bargain purchase options to acquire the investment properties at the expiry of the lease periods.

In addition to fixed lease payments, the lease contracts also indicated that the lessees should make variable payments determined at a specific percentage of the excess of respective lessee’s monthly revenues over a specific amount.

The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

	December 31, 2019
	NT$	US$ (Note 4)

Year 1	$921,649	$30,814
Year 2	744,366	24,887
Year 3	623,326	20,840
Year 4	408,634	13,662
Year 5	320,611	10,719
Year 6 onwards	830,091	27,753

	$3,848,677	$128,675

The future lease payments of non-cancellable operating lease commitments were as follows:

December 31, 2018
NT$

Not later than 1 year	$916,891
Later than 1 year and not later than 5 years	2,391,843
Later than 5 years	1,157,093

$4,465,827

The investment properties were depreciated on a straight-line basis over the following useful lives:

Main buildings	10-40 years
Right-of-use assets	15-50 years
Others	3-20 years

The fair value of the investment properties was measured using the market approach and the income approach based on level 3 inputs by independent professional appraisers. The significant unobservable inputs were discount rates. The fair value of the investment properties was as follows:

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Fair value	$11,764,829	$19,586,287	$654,841

Refer to Note 37 for the carrying amount of the investment properties that had been pledged by the Group to secure borrowings.